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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2011

Check here if Amendment [ ]; Amendment Number:
                                               -----------------

This Amendment (Check only one.):  [ ]  is a restatement.
                                   [ ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Coliseum Capital Management, LLC
Address: Metro Center
         1 Station Place, 7th Floor South
         Stamford, CT 06902

Form 13F File Number:  28-14321

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Christopher  Shackelton
Title: Manager
Phone: (203) 883-0100

Signature, Place, and Date of Signing:

/s/ Christopher Shackelton       Stamford, CT               November 8, 2011
--------------------------     -----------------     ---------------------------
        [Signature]              [City, State]                 [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                           0
Form 13F Information Table Entry
Total:                                                      12
Form 13F Information Table Value
Total:                                             $   107,585
                                                   -----------
                                                   (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.

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

                           FORM 13F INFORMATION TABLE

                                                                                                                 COLUMN 8
COLUMN 1                      COLUMN 2  COLUMN 3   COLUMN 4        COLUMN 5         COLUMN 6   COLUMN 7  -----------------------
----------------------------  --------  ---------  --------  --------------------  ----------  --------      VOTING AUTHORITY
                              TITLE OF               VALUE    SHRS OR   SH/  PUT/  INVESTMENT   OTHER    -----------------------
NAME OF ISSUER                 CLASS      CUSIP    (X$1000)   PRN AMT   PRN  CALL  DISCRETION  MANAGER      SOLE    SHARED  NONE
----------------------------  --------  ---------  --------  ---------  ---  ----  ----------  --------  ---------  ------  ----
ANN INC                            COM  035623107     3,998    175,053   SH              SOLE              175,053
BENIHANA INC                       COM  082047101     5,224    610,512   SH              SOLE              610,512
BENIHANA INC                      CL A  082047200    17,223  2,000,384   SH              SOLE            2,000,384
BUILDERS FIRSTSOURCE INC           COM  12008R107     3,541  2,787,918   SH              SOLE            2,787,918
CASH STORE FINL SVCS INC           COM  14756F103    18,981  2,246,214   SH              SOLE            2,246,214
CASUAL MALE RETAIL GRP INC         COM  148711302     4,481  1,191,745   SH              SOLE            1,191,745
DESTINATION MATERNITY CORP         COM  25065D100     5,553    429,920   SH              SOLE              429,920
LHC GROUP INC                      COM  50187A107    25,751  1,509,421   SH              SOLE            1,509,421
MAC-GRAY CORP                      COM  554153106     9,397    727,901   SH              SOLE              727,901
MCCORMICK & SCHMICKS SEAFD R       COM  579793100       484     70,000   SH              SOLE               70,000
SERACARE LIFE SCIENCES INC D       COM  81747T104     4,329  1,524,249   SH              SOLE            1,524,249
WET SEAL INC                      CL A  961840105     8,623  1,924,710   SH              SOLE            1,924,710

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